Commitment and Contingencies - Narrative (Detail) - USD ($)	12 Months Ended
	Mar. 27, 2020	Mar. 29, 2019	Dec. 25, 2020
Loss Contingencies [Line Items]
Rent expense	$ 5,456,000	$ 5,022,000
Self -insurance, accrued liability	1,841,000	1,808,000
Indemnification accruals	0	0	$ 0
Environmental accruals	$ 0	$ 0	$ 0
Minimum
Loss Contingencies [Line Items]
Operating lease agreement term	1 year		1 year
Maximum
Loss Contingencies [Line Items]
Operating lease agreement term	7 years		7 years